FAIR VALUE DISCLOSURES - Difference Between Aggregate Fair value and Aggregate Remaining Contractual Principal (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Fair Value Disclosures [Abstract]
Aggregate Fair Value	$ 9,031	$ 7,643	$ 12,063
Difference	127	78	(61)
Contractual Principal	$ 8,904	$ 7,565	$ 12,124